Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the period	$ (2,161,000)	$ (2,962,000)			$ (8,320,000)		$ (14,649,000)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	17,000	15,000			55,000		60,000
Amortization of clinical trial deposit							3,225,000
Change in fair value of milestone liability	2,000	1,000			20,000		3,000
Restricted stock units and shares issued for services					171,000		200,000
Stock option expense	98,000	160,000			607,000		1,490,000
Restricted stock unit expense	3,000	47,000
Changes in operating assets and liabilities
Prepaid expenses, taxes and other receivables	156,000	93,000			246,000		371,000
Clinical trial deposit		1,075,000			870,000		(1,700,000)
Accounts payable and accrued liabilities		214,000			(577,000)		(442,000)
Related party payables	(4,000)	40,000			(248,000)		(423,000)
Net cash used in operating activities	(1,889,000)	(1,317,000)			(7,176,000)		(11,865,000)
Cash flows from investing activities
Purchase of equipment					(20,000)		(232,000)
Net cash used in investing activities					(20,000)		(232,000)
Cash flows from financing activities
Net proceeds from the issuance of shares and warrants					10,576,000		1,903,000
Payment of prior year issuance costs							(43,000)
Series A Preferred cash dividend		(2,000)			(6,000)		(8,000)
Net cash provided by financing activities		(2,000)			10,570,000		1,852,000
Increase (decrease) in cash and cash equivalents	(1,889,000)	(1,319,000)			3,374,000		(10,245,000)
Cash and cash equivalents – beginning of period	4,909,000	1,535,000			1,535,000		11,780,000
Cash and cash equivalents – end of period	3,020,000	216,000	$ 3,020,000	$ 216,000	$ 4,909,000		$ 1,535,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Cash flows from operating activities
Loss for the period			(15,686,494)	(26,634,716)		$ (29,316,826)		$ (9,367,513)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	29,000	39,000	99,000	141,000		177,000		373,000
Stock compensation expense			879,375	387,989		478,890		218,275
Depreciation and amortization			99,075	141,333		177,377		373,093
Change in fair value of derivative liability			313,772
Amortization of debt discount	668,838		1,107,009			5,124
Forgiveness of Paycheck Protection Program loan								(294,070)
Changes in operating assets and liabilities
Other current assets			69,704	(17,816)		(1,995)		(356,646)
Other noncurrent assets			(153,283)	120,697		151,173		70,133
Accounts payable and accrued liabilities			1,242,321	882,135		337,746		1,848,469
Write-off of in-process R&D				16,200,000		16,217,655
Net cash used in operating activities			(12,128,521)	(8,920,378)		(11,950,856)		(7,508,259)
Cash flows from investing activities
Cash paid for asset acquisition				(1,200,000)		(1,217,655)
Exclusivity rights deposit			(5,192,371)
Purchases of property and equipment			(36,498)	(57,224)		(79,224)		(36,277)
Net cash used in investing activities			(5,228,869)	(1,257,224)		(1,296,879)		(36,277)
Cash flows from financing activities
Payment of prior year issuance costs			(300,000)
Shares repurchased				(24,751)		(24,751)
Repayment of note payable								(350,000)
Issuance of series B preferred stock with warrants								16,601,000
Proceeds from convertible note payable			28,568,000			2,685,000
Proceeds from issuance of common stock			5,000,000
Proceeds from stock options exercised			104,000
Proceeds from warrants exercised			1,931,004
Payment of deferred offering costs			(902,262)
Payment of debt issuance costs			(1,112,362)
Net cash provided by financing activities			33,288,380	(24,751)		2,660,249		16,251,000
Increase (decrease) in cash and cash equivalents			15,930,990	(10,202,353)		(10,587,486)		8,706,464
Cash and cash equivalents – beginning of period			3,665,032	14,252,518		14,252,518		5,546,054
Cash and cash equivalents – end of period	19,596,022	4,050,165	19,596,022	4,050,165		3,665,032		14,252,518
Supplemental non-cash activity
Issuance of preferred shares for stock prepayment								$ 5,600,000
Shares issued and reserved for asset acquisition				15,000,000
Right-of-use asset recognized in exhange for operating lease obligations			318,722
Debt issuance costs not yet paid			5,135			242,530
Deferred offering costs not yet paid			385,820
Derivative liability associated with make-whole premium			2,402,228			137,000
Fair value of warrants associated with convertible notes payable			6,520,056
Deemed dividend on warrant modifications	$ 965,177	$ 0	965,177	$ 0
Shares issued for asset acquisition						$ 15,000,000
Issuance of common stock for placement agent fees			$ 443,560